EXHIBIT 99
MONTHLY SERVICER’S CERTIFICATE
AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.
AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST
The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996, as amended and restated as of January 1, 2006 (as amended and restated and as otherwise amended and supplemented, the “Agreement”), as supplemented by the Series Supplements (as amended and supplemented, the “Series Supplements”), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:
1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on February 15, 2011 and covers activity from December 25, 2010 through January 25, 2011.

5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.
IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 8th day of February, 2011.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer
By:	/s/ Mark C. Simner
	Name:	Mark C. Simner
	Title:	Vice President ABS Operations

A. Trust Activity

Trust Totals
Record Date	January 31, 2011
Number of days in Monthly Period	32
Beginning Number of Accounts	26,702,545
Beginning Principal Receivable Balance, including any Additions, Removals, or Adjustments of Principal Receivables during the Monthly Period	34,052,936,846.63
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	34,052,936,846.63
Finance Charge Collections (excluding Recoveries)	564,292,822.56
Collections of Discount Option Receivables	20,087,010.87
Recoveries	28,250,313.13
Total Collections of Finance Charge Receivables	612,630,146.56
Total Collections of Principal Receivables	10,699,994,561.63
Monthly Payment Rate	29.4578%
Defaulted Amount	135,529,628.46
Annualized Default Rate	4.7433%
Annualized Default Rate, Net of Recoveries	3.7546%
Trust Portfolio Yield	15.9808%
New Principal Receivables	9,373,723,505.01
Ending Number of Accounts	26,582,569
Ending Principal Receivables Balance	32,591,136,161.55
Ending Required Minimum Principal Balance	19,601,417,740.00
Ending Transferor Amount	14,272,054,161.55
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	32,591,136,161.55

B. Series Allocations

			Principal	Series		Series		Series	Series
		Adjusted	Funding	Required	Series	Allocable	Series	Allocable	Allocable
	Invested	Invested	Account	Transferor	Allocation	Finance Charge	Allocable	Principal	Defaulted
	Amount	Amount	Balance	Amount	Percentage	Collections	Recoveries	Collections	Amount
Group 1

2006-2	500,000,000	500,000,000.00	0.00	35,000,000.00	2.73%	16,721,092.97	771,062.47	292,045,053.39	3,699,138.10
2009-D-I	20,834,000	20,834,000.00	0.00	1,458,380.00	0.11%	696,734.50	32,128.63	12,168,933.28	154,135.69

Total	520,834,000.00	520,834,000.00	0.00	36,458,380.00	2.84%	17,417,827.47	803,191.10	304,213,986.67	3,853,273.79
Group 2

2004-2	400,000,000	400,000,000.00	0.00	28,000,000.00	2.18%	13,376,874.38	616,849.97	233,636,042.72	2,959,310.48
2005-2	600,000,000	600,000,000.00	0.00	42,000,000.00	3.28%	20,065,311.57	925,274.96	350,454,064.07	4,438,965.72
2005-4	500,000,000	500,000,000.00	0.00	35,000,000.00	2.73%	16,721,092.97	771,062.47	292,045,053.39	3,699,138.10
2005-7	700,000,000	700,000,000.00	0.00	49,000,000.00	3.82%	23,409,530.16	1,079,487.45	408,863,074.75	5,178,793.34
2006-1	1,000,000,000	1,000,000,000.00	0.00	70,000,000.00	5.46%	33,442,185.94	1,542,124.93	584,090,106.79	7,398,276.21
2006-3	600,000,000	600,000,000.00	0.00	42,000,000.00	3.28%	20,065,311.57	925,274.96	350,454,064.07	4,438,965.72
2007-1	500,000,000	500,000,000.00	0.00	35,000,000.00	2.73%	16,721,092.97	771,062.47	292,045,053.39	3,699,138.10
2007-2	500,000,000	500,000,000.00	0.00	35,000,000.00	2.73%	16,721,092.97	771,062.47	292,045,053.39	3,699,138.10
2007-5	500,000,000	500,000,000.00	0.00	35,000,000.00	2.73%	16,721,092.97	771,062.47	292,045,053.39	3,699,138.10
2007-7	900,000,000	900,000,000.00	0.00	63,000,000.00	4.91%	30,097,967.35	1,387,912.44	525,681,096.11	6,658,448.58
2007-8	1,200,000,000	1,200,000,000.00	0.00	84,000,000.00	6.55%	40,130,623.13	1,850,549.92	700,908,128.15	8,877,931.45
2008-2	1,363,638,000	1,363,638,000.00	0.00	95,454,660.00	7.44%	45,603,035.56	2,102,900.16	796,487,465.04	10,088,570.57
2008-4	607,956,000	607,956,000.00	0.00	42,556,920.00	3.32%	20,331,377.60	937,544.11	355,101,084.96	4,497,826.41
2008-5	909,091,000	909,091,000.00	0.00	63,636,370.00	4.96%	30,401,990.26	1,401,931.90	530,991,059.27	6,725,706.31
2008-6	1,534,091,000	1,534,091,000.00	0.00	107,386,370.00	8.37%	51,303,356.48	2,365,759.98	896,047,376.01	11,349,628.94
2008-7	596,592,000	596,592,000.00	0.00	41,761,440.00	3.26%	19,951,340.60	920,019.40	348,463,484.99	4,413,752.40
2008-9	625,000,000	625,000,000.00	0.00	43,750,000.00	3.41%	20,901,366.21	963,828.08	365,056,316.74	4,623,922.63
2009-1	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	6.62%	40,536,009.31	1,869,243.56	707,988,468.42	8,967,613.35
2009-2	1,515,155,000	1,515,155,000.00	0.00	106,060,850.00	8.27%	50,670,095.24	2,336,558.31	884,987,045.75	11,209,535.18
2010-1	1,030,304,000	1,030,304,000.00	0.00	72,121,280.00	5.62%	34,455,617.95	1,588,857.49	601,790,373.38	7,622,473.57
2009-D-II	1,004,299,000	1,004,299,000.00	0.00	70,300,930.00	5.48%	33,585,953.90	1,548,754.53	586,601,110.16	7,430,081.39

Total	17,798,248,000.00	17,798,248,000.00	0.00	1,245,877,360.00	97.16%	595,212,319.09	27,447,122.03	10,395,780,574.94	131,676,354.65

Trust	18,319,082,000.00	18,319,082,000.00	0.00	1,282,335,740.00	100.00%	612,630,146.56	28,250,313.13	10,699,994,561.61	135,529,628.44

C. Group Allocations (1)

								Reallocated
		Investor						Investor	Investment
		Finance	Investor	Investor	Investor	Investor		Finance	Funding
		Charge	Monthly	Default	Monthly	Additional		Charge	Account	Available
	Invested Amount	Collections	Interest	Amount	Fees	Amounts	Total	Collections	Proceeds	Excess
Group 1
2006-2	500,000,000.00	8,995,261.54	2,242,500.00	1,989,984.43	833,333.33	0.00	5,065,817.76	8,995,261.54	0.00	3,929,443.78

Total	500,000,000.00	8,995,261.54	2,242,500.00	1,989,984.43	833,333.33	0.00	5,065,817.76	8,995,261.54	0.00	3,929,443.78

Group 2
2004-2	400,000,000.00	7,196,209.24	152,833.34	1,591,987.55	666,666.67	0.00	2,411,487.56	6,970,094.17	0.00	4,558,606.61
2005-2	600,000,000.00	10,794,313.85	191,263.33	2,387,981.32	1,000,000.00	0.00	3,579,244.65	10,417,154.56	0.00	6,837,909.91
2005-4	500,000,000.00	8,995,261.54	146,319.45	1,989,984.43	833,333.33	0.00	2,969,637.21	8,667,895.47	0.00	5,698,258.26
2005-7	700,000,000.00	12,593,366.16	205,173.89	2,785,978.20	1,166,666.67	0.00	4,157,818.76	12,135,380.32	0.00	7,977,561.56
2006-1	1,000,000,000.00	17,990,523.09	250,444.44	3,979,968.87	1,666,666.67	0.00	5,897,079.98	17,293,596.49	0.00	11,396,516.51
2006-3	600,000,000.00	10,794,313.85	145,670.00	2,387,981.32	1,000,000.00	0.00	3,533,651.32	10,371,561.23	0.00	6,837,909.91
2007-1	500,000,000.00	8,995,261.54	117,619.45	1,989,984.43	833,333.33	0.00	2,940,937.21	8,639,195.47	0.00	5,698,258.26
2007-2	500,000,000.00	8,995,261.54	131,405.56	1,989,984.43	833,333.33	0.00	2,954,723.32	8,652,981.58	0.00	5,698,258.26
2007-5	500,000,000.00	8,995,261.54	123,919.44	1,989,984.43	833,333.33	0.00	2,947,237.20	8,645,495.46	0.00	5,698,258.26
2007-7	900,000,000.00	16,191,470.78	231,805.01	3,581,971.98	1,500,000.00	0.00	5,313,776.99	15,570,641.85	0.00	10,256,864.86
2007-8	1,200,000,000.00	21,588,627.70	605,033.33	4,775,962.64	2,000,000.00	0.00	7,380,995.97	21,056,815.79	0.00	13,675,819.82
2008-2	1,363,638,000.00	24,532,560.93	2,016,536.02	5,427,236.79	2,272,730.00	0.00	9,716,502.81	25,257,225.79	0.00	15,540,722.98
2008-4	607,956,000.00	10,937,446.46	1,016,405.44	2,419,645.95	1,013,260.00	0.00	4,449,311.39	11,377,891.98	0.00	6,928,580.59
2008-5	909,091,000.00	16,355,022.62	899,924.53	3,618,153.87	1,515,151.66	0.00	6,033,230.06	16,393,700.65	0.00	10,360,470.59
2008-6	1,534,091,000.00	27,599,099.56	2,117,599.77	6,105,634.42	2,556,818.33	0.00	10,780,052.52	28,263,345.93	0.00	17,483,293.41
2008-7	596,592,000.00	10,733,002.15	823,397.72	2,374,417.59	994,320.00	0.00	4,192,135.31	10,991,205.89	0.00	6,799,070.58
2008-9	625,000,000.00	11,244,076.93	1,022,534.72	2,487,480.54	1,041,666.67	0.00	4,551,681.93	11,674,504.75	0.00	7,122,822.82
2009-1	1,212,122,000.00	21,806,708.83	3,099,349.84	4,824,207.82	2,020,203.34	0.00	9,943,761.00	23,757,729.39	0.00	13,813,968.39
2009-2	1,515,155,000.00	27,258,431.01	2,157,349.90	6,030,269.73	2,525,258.33	0.00	10,712,877.96	27,980,366.94	0.00	17,267,488.98
2010-1	1,030,304,000.00	18,535,707.90	455,515.80	4,100,577.84	1,717,173.34	0.00	6,273,266.98	18,015,143.53	0.00	11,741,876.55

Total	16,793,949,000.00	302,131,927.22	15,910,100.98	66,839,394.15	27,989,915.00	0.00	110,739,410.13	302,131,927.24	0.00	191,392,517.11

Trust Total	17,293,949,000.00	311,127,188.76	18,152,600.98	68,829,378.58	28,823,248.33	0.00	115,805,227.89	311,127,188.78	0.00	195,321,960.89

(1)	Neither Series 2009-D-I nor Series 2009-D-II shares in group allocations with other series. Therfore, certain figures set forth in section “B. Series Allocations” above, which include Series 2009-D-I and Series 2009-D-II, will not equal the corresponding figures set forth in this section “C. Group Allocations.”

	Group Investor Finance		Group Reallocable Investor
	Charge Collections	Group Expenses	Finance Charge Collections
Group 1	8,995,261.54	5,065,817.76	3,929,443.78
Group 2	302,131,927.22	110,739,410.13	191,392,517.09
D. Trust Performance
Delinquencies:

31-60 Days Delinquent:	180,099,967
61-90 Days Delinquent:	151,757,801
90+ Days Delinquent:	373,681,647
Total 30+ Days Delinquent:	705,539,415

Series 2004-2 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	743,551,163.68	400,000,000.00	343,551,163.68
Beginning Adjusted Invested Amount	N/A	400,000,000.00	N/A
Floating Allocation Percentage	N/A	53.7959%	46.2041%
Principal Allocation Percentage	N/A	53.7959%	46.2041%
Collections of Finance Charge Receivables	13,376,874.38	7,196,209.24	6,180,665.14
Collections of Principal Receivables	233,636,042.72	125,686,599.19	107,949,443.53
Defaulted Amount	2,959,310.48	1,591,987.55	1,367,322.93

Ending Invested Amount / Transferor Amount	711,632,518.74	400,000,000.00	311,632,518.74

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 14, 2011	January 14, 2011	January 14, 2011
Coupon January 18, 2011 - February 14, 2011	0.4313%	0.6313%	0.9313%
Monthly Interest Due	112,029.17	14,729.17	26,075.00	152,833.34
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	112,029.17	14,729.17	26,075.00	152,833.34
Investor Default Amount	1,329,309.60	119,399.07	143,278.88	1,591,987.55
Investor Monthly Fees Due	556,666.67	50,000.00	60,000.00	666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,998,005.44	184,128.24	229,353.88	2,411,487.56

Reallocated Investor Finance Charge Collections				6,970,094.17
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.3360%
Base Rate				2.6707%
Excess Spread Percentage				13.6758%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00
Distributions of Interest	112,029.17	14,729.17	26,075.00	152,833.34
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	112,029.17	14,729.17	26,075.00	152,833.34
Ending Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.34
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.34
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.49
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.49
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$4,584,681.61
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$26,075.00
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$4,558,606.61
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$5,820,028.63
a. Class A Monthly Interest:	$112,029.17
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,329,309.60
e. Excess Spread:	$4,378,689.86
2. Class B Available Funds:	$522,757.06
a. Class B Monthly Interest:	$14,729.17
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$508,027.89
3. Collateral Available Funds:	$627,308.48
a. Excess Spread:	$627,308.48
4. Total Excess Spread:	$5,514,026.23
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	53.7959%
2. Series 2004-2 Allocable Principal Collections:	$233,636,042.72
3. Principal Allocation Percentage of Series 2004-2 Allocable Principal Collections:	$125,686,599.19
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$125,686,599.19
6. Shared Principal Collections from other Series allocated to Series 2004-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,591,987.55
8. Available Principal Collections (total of items 5., 6. & 7.):	$127,278,586.74

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$36,000,000.00
2. Required Collateral Invested Amount:	$36,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$127,278,586.74
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-2.
1. Excess Spread:	$5,514,026.23
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$119,399.07
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$26,075.00
9. Applied to unpaid Monthly Servicing Fee:	$666,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$143,278.88
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$4,558,606.61

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2004-2.
1. Excess Spread:	$5,514,026.23
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$119,399.07
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$26,075.00
10. Applied to unpaid Monthly Servicing Fee:	$666,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$143,278.88
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$4,558,606.61
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.6707%
b. Prior Monthly Period:	2.2863%
c. Second Prior Monthly Period:	2.5179%
2. Three Month Average Base Rate:	2.4917%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.3360%
b. Prior Monthly Period:	15.3978%
c. Second Prior Monthly Period:	16.1365%
4. Three Month Average Series Adjusted Portfolio Yield:	15.6234%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-2 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,115,326,745.52	600,000,000.00	515,326,745.52
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	53.7959%	46.2041%
Principal Allocation Percentage	N/A	53.7959%	46.2041%
Collections of Finance Charge Receivables	20,065,311.57	10,794,313.85	9,270,997.72
Collections of Principal Receivables	350,454,064.07	188,529,898.78	161,924,165.29
Defaulted Amount	4,438,965.72	2,387,981.32	2,050,984.40

Ending Invested Amount / Transferor Amount	1,067,448,778.11	600,000,000.00	467,448,778.11

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 14, 2011	January 14, 2011	January 14, 2011
Coupon January 18, 2011 - February 14, 2011	0.3613%	0.5413%	0.7513%
Monthly Interest Due	140,767.08	18,943.75	31,552.50	191,263.33
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	140,767.08	18,943.75	31,552.50	191,263.33
Investor Default Amount	1,993,964.40	179,098.60	214,918.32	2,387,981.32
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,969,731.48	273,042.35	336,470.82	3,579,244.65

Reallocated Investor Finance Charge Collections				10,417,154.56
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.2638%
Base Rate				2.5882%
Excess Spread Percentage				13.6758%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Distributions of Interest	140,767.08	18,943.75	31,552.50	191,263.33
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	140,767.08	18,943.75	31,552.50	191,263.33
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.28
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.28
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.42
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.42
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$6,869,462.41
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$31,552.50
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,837,909.91
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$8,698,324.06
a. Class A Monthly Interest:	$140,767.08
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,993,964.40
e. Excess Spread:	$6,563,592.58
2. Class B Available Funds:	$781,286.59
a. Class B Monthly Interest:	$18,943.75
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$762,342.84
3. Collateral Available Funds:	$937,543.91
a. Excess Spread:	$937,543.91
4. Total Excess Spread:	$8,263,479.33
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	53.7959%
2. Series 2005-2 Allocable Principal Collections:	$350,454,064.07
3. Principal Allocation Percentage of Series 2005-2 Allocable Principal Collections:	$188,529,898.78
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$188,529,898.78
6. Shared Principal Collections from other Series allocated to Series 2005-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,387,981.32
8. Available Principal Collections (total of items 5., 6. & 7.):	$190,917,880.10

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$54,000,000.00
2. Required Collateral Invested Amount:	$54,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$190,917,880.10
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-2.
1. Excess Spread:	$8,263,479.33
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$179,098.60
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$31,552.50
9. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$214,918.32
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,837,909.91

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-2.
1. Excess Spread:	$8,263,479.33
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$179,098.60
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$31,552.50
10. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$214,918.32
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,837,909.91
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.5882%
b. Prior Monthly Period:	2.2038%
c. Second Prior Monthly Period:	2.4354%
2. Three Month Average Base Rate:	2.4091%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.2638%
b. Prior Monthly Period:	15.3042%
c. Second Prior Monthly Period:	16.0539%
4. Three Month Average Series Adjusted Portfolio Yield:	15.5407%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-4 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	929,438,954.60	500,000,000.00	429,438,954.60
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	53.7959%	46.2041%
Principal Allocation Percentage	N/A	53.7959%	46.2041%
Collections of Finance Charge Receivables	16,721,092.97	8,995,261.54	7,725,831.43
Collections of Principal Receivables	292,045,053.39	157,108,248.98	134,936,804.41
Defaulted Amount	3,699,138.10	1,989,984.43	1,709,153.67

Ending Invested Amount / Transferor Amount	889,540,648.42	500,000,000.00	389,540,648.42

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 14, 2011	January 14, 2011	January 14, 2011
Coupon January 18, 2011 - February 14, 2011	0.3313%	0.5113%	0.6813%
Monthly Interest Due	107,564.24	14,911.46	23,843.75	146,319.45
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	107,564.24	14,911.46	23,843.75	146,319.45
Investor Default Amount	1,661,637.00	149,248.83	179,098.60	1,989,984.43
Investor Monthly Fees Due	695,833.33	62,500.00	75,000.00	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,465,034.57	226,660.29	277,942.35	2,969,637.21

Reallocated Investor Finance Charge Collections				8,667,895.47
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.2340%
Base Rate				2.5541%
Excess Spread Percentage				13.6758%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00
Distributions of Interest	107,564.24	14,911.46	23,843.75	146,319.45
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	107,564.24	14,911.46	23,843.75	146,319.45
Ending Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.26
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.26
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.40
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.40
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$5,722,102.01
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$23,843.75
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,698,258.26
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$7,237,692.72
a. Class A Monthly Interest:	$107,564.24
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,661,637.00
e. Excess Spread:	$5,468,491.48
2. Class B Available Funds:	$650,092.16
a. Class B Monthly Interest:	$14,911.46
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$635,180.70
3. Collateral Available Funds:	$780,110.59
a. Excess Spread:	$780,110.59
4. Total Excess Spread:	$6,883,782.77
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	53.7959%
2. Series 2005-4 Allocable Principal Collections:	$292,045,053.39
3. Principal Allocation Percentage of Series 2005-4 Allocable Principal Collections:	$157,108,248.98
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$157,108,248.98
6. Shared Principal Collections from other Series allocated to Series 2005-4:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,989,984.43
8. Available Principal Collections (total of items 5., 6. & 7.):	$159,098,233.41

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$45,000,000.00
2. Required Collateral Invested Amount:	$45,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$159,098,233.41
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-4.
1. Excess Spread:	$6,883,782.77
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$149,248.83
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$23,843.75
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$179,098.60
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,698,258.26

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-4.
1. Excess Spread:	$6,883,782.77
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$149,248.83
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$23,843.75
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$179,098.60
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,698,258.26
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.5541%
b. Prior Monthly Period:	2.1697%
c. Second Prior Monthly Period:	2.4013%
2. Three Month Average Base Rate:	2.3751%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.2340%
b. Prior Monthly Period:	15.2656%
c. Second Prior Monthly Period:	16.0199%
4. Three Month Average Series Adjusted Portfolio Yield:	15.5065%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-7 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,301,214,536.44	700,000,000.00	601,214,536.44
Beginning Adjusted Invested Amount	N/A	700,000,000.00	N/A
Floating Allocation Percentage	N/A	53.7959%	46.2041%
Principal Allocation Percentage	N/A	53.7959%	46.2041%
Collections of Finance Charge Receivables	23,409,530.16	12,593,366.16	10,816,164.00
Collections of Principal Receivables	408,863,074.75	219,951,548.58	188,911,526.17
Defaulted Amount	5,178,793.34	2,785,978.20	2,392,815.14

Ending Invested Amount / Transferor Amount	1,245,356,907.79	700,000,000.00	545,356,907.79

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 14, 2011	January 14, 2011	January 14, 2011
Coupon January 18, 2011 - February 14, 2011	0.3313%	0.5313%	0.6713%
Monthly Interest Due	150,589.93	21,692.71	32,891.25	205,173.89
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	150,589.93	21,692.71	32,891.25	205,173.89
Investor Default Amount	2,326,291.79	208,948.37	250,738.04	2,785,978.20
Investor Monthly Fees Due	974,166.67	87,500.00	105,000.00	1,166,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,451,048.39	318,141.08	388,629.29	4,157,818.76

Reallocated Investor Finance Charge Collections				12,135,380.32
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.2345%
Base Rate				2.5547%
Excess Spread Percentage				13.6758%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00
Distributions of Interest	150,589.93	21,692.71	32,891.25	205,173.89
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	150,589.93	21,692.71	32,891.25	205,173.89
Ending Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.26
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.26
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.41
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.41
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$8,010,452.81
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$32,891.25
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,977,561.56
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$10,133,042.57
a. Class A Monthly Interest:	$150,589.93
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,326,291.79
e. Excess Spread:	$7,656,160.85
2. Class B Available Funds:	$910,153.52
a. Class B Monthly Interest:	$21,692.71
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$888,460.81
3. Collateral Available Funds:	$1,092,184.23
a. Excess Spread:	$1,092,184.23
4. Total Excess Spread:	$9,636,805.89
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	53.7959%
2. Series 2005-7 Allocable Principal Collections:	$408,863,074.75
3. Principal Allocation Percentage of Series 2005-7 Allocable Principal Collections:	$219,951,548.58
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$219,951,548.58
6. Shared Principal Collections from other Series allocated to Series 2005-7:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,785,978.20
8. Available Principal Collections (total of items 5., 6. & 7.):	$222,737,526.78

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$63,000,000.00
2. Required Collateral Invested Amount:	$63,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$222,737,526.78
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-7.
1. Excess Spread:	$9,636,805.89
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$208,948.37
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$32,891.25
9. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$250,738.04
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,977,561.56

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-7.
1. Excess Spread:	$9,636,805.89
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$208,948.37
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$32,891.25
10. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$250,738.04
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,977,561.56
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.5547%
b. Prior Monthly Period:	2.1703%
c. Second Prior Monthly Period:	2.4019%
2. Three Month Average Base Rate:	2.3757%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.2345%
b. Prior Monthly Period:	15.2663%
c. Second Prior Monthly Period:	16.0205%
4. Three Month Average Series Adjusted Portfolio Yield:	15.5071%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2006-1 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,858,877,909.20	1,000,000,000.00	858,877,909.20
Beginning Adjusted Invested Amount	N/A	1,000,000,000.00	N/A
Floating Allocation Percentage	N/A	53.7959%	46.2041%
Principal Allocation Percentage	N/A	53.7959%	46.2041%
Collections of Finance Charge Receivables	33,442,185.94	17,990,523.09	15,451,662.85
Collections of Principal Receivables	584,090,106.79	314,216,497.97	269,873,608.82
Defaulted Amount	7,398,276.21	3,979,968.87	3,418,307.34

Ending Invested Amount / Transferor Amount	1,779,081,296.84	1,000,000,000.00	779,081,296.84

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	4,175,000.00	0.00	0.00	4,175,000.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	4,175,000.00	0.00	0.00	4,175,000.00
Required Reserve Account Amount	4,175,000.00	0.00	0.00	4,175,000.00

LIBOR Determination Date	January 14, 2011	January 14, 2011	January 14, 2011
Coupon January 18, 2011 - February 14, 2011	0.2913%	0.4013%	0.5413%
Monthly Interest Due	189,150.69	23,406.25	37,887.50	250,444.44
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	189,150.69	23,406.25	37,887.50	250,444.44
Investor Default Amount	3,323,274.00	298,497.67	358,197.20	3,979,968.87
Investor Monthly Fees Due	1,391,666.67	125,000.00	150,000.00	1,666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,904,091.36	446,903.92	546,084.70	5,897,079.98

Reallocated Investor Finance Charge Collections				17,293,596.49
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.1859%
Base Rate				2.4991%
Excess Spread Percentage				13.6758%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	835,000,000.00	75,000,000.00	90,000,000.00	1,000,000,000.00
Distributions of Interest	189,150.69	23,406.25	37,887.50	250,444.44
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	189,150.69	23,406.25	37,887.50	250,444.44
Ending Certificates Balance	835,000,000.00	75,000,000.00	90,000,000.00	1,000,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.23
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.23
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.31
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.31
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$7,259,404.01
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$37,887.50
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,221,516.51
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$14,440,153.07
a. Class A Monthly Interest:	$189,150.69
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,323,274.00
e. Excess Spread:	$10,927,728.38
2. Class B Available Funds:	$1,297,019.74
a. Class B Monthly Interest:	$23,406.25
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,273,613.49
3. Collateral Available Funds:	$1,556,423.68
a. Excess Spread:	$1,556,423.68
4. Total Excess Spread:	$13,757,765.55
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	53.7959%
2. Series 2006-1 Allocable Principal Collections:	$584,090,106.79
3. Principal Allocation Percentage of Series 2006-1 Allocable Principal Collections:	$314,216,497.97
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$314,216,497.97
6. Shared Principal Collections from other Series allocated to Series 2006-1:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,979,968.87
8. Available Principal Collections (total of items 5., 6. & 7.):	$318,196,466.84

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$90,000,000.00
2. Required Collateral Invested Amount:	$90,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$318,196,466.84
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-1.
1. Excess Spread:	$13,757,765.55
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$298,497.67
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$37,887.50
9. Applied to unpaid Monthly Servicing Fee:	$1,666,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$358,197.20
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$4,175,000.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,221,516.51

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2006-1.
1. Excess Spread:	$13,757,765.55
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$298,497.67
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$37,887.50
10. Applied to unpaid Monthly Servicing Fee:	$1,666,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$358,197.20
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$4,175,000.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,221,516.51
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.4991%
b. Prior Monthly Period:	2.1147%
c. Second Prior Monthly Period:	2.3463%
2. Three Month Average Base Rate:	2.3201%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.1859%
b. Prior Monthly Period:	15.2033%
c. Second Prior Monthly Period:	15.9649%
4. Three Month Average Series Adjusted Portfolio Yield:	15.4513%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2006-2 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	929,438,954.60	500,000,000.00	429,438,954.60
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	53.7959%	46.2041%
Principal Allocation Percentage	N/A	53.7959%	46.2041%
Collections of Finance Charge Receivables	16,721,092.97	8,995,261.54	7,725,831.43
Collections of Principal Receivables	292,045,053.39	157,108,248.98	134,936,804.41
Defaulted Amount	3,699,138.10	1,989,984.43	1,709,153.67

Ending Invested Amount / Transferor Amount	889,540,648.42	500,000,000.00	389,540,648.42

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	NA	NA	NA
Coupon January 18, 2011 - February 14, 2011	5.3500%	5.5500%	5.6500%
Monthly Interest Due	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Investor Default Amount	1,741,236.38	109,449.14	139,298.91	1,989,984.43
Investor Monthly Fees Due	729,166.67	45,833.33	58,333.33	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,420,923.88	282,469.97	362,423.91	5,065,817.76

Reallocated Investor Finance Charge Collections				8,995,261.54
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.9808%
Base Rate				8.0191%
Excess Spread Percentage				9.4307%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	437,500,000.00	27,500,000.00	35,000,000.00	500,000,000.00
Distributions of Interest	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Ending Certificates Balance	437,500,000.00	27,500,000.00	35,000,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.46
2. The amount of the distribution in respect of Class A Monthly Interest:	$4.46
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$4.63
2. The amount of the distribution in respect of Class B Monthly Interest:	$4.63
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$4,094,235.45
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$164,791.67
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$3,929,443.78
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$7,870,853.85
a. Class A Monthly Interest:	$1,950,520.83
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,741,236.38
e. Excess Spread:	$4,179,096.64
2. Class B Available Funds:	$494,739.38
a. Class B Monthly Interest:	$127,187.50
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$367,551.88
3. Collateral Available Funds:	$629,668.31
a. Excess Spread:	$629,668.31
4. Total Excess Spread:	$5,176,316.83
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	53.7959%
2. Series 2006-2 Allocable Principal Collections:	$292,045,053.39
3. Principal Allocation Percentage of Series 2006-2 Allocable Principal Collections:	$157,108,248.98
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$157,108,248.98
6. Shared Principal Collections from other Series allocated to Series 2006-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,989,984.43
8. Available Principal Collections (total of items 5., 6. & 7.):	$159,098,233.41

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$35,000,000.00
2. Required Collateral Invested Amount:	$35,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$159,098,233.41
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-2.
1. Excess Spread:	$5,176,316.83
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$109,449.14
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$164,791.67
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$139,298.91
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$3,929,443.78

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-I Allocated to Series 2006-2.
1. Excess Spread:	$5,176,316.83
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-I	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$109,449.14
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$164,791.67
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$139,298.91
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$3,929,443.78
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	8.0191%
b. Prior Monthly Period:	6.6040%
c. Second Prior Monthly Period:	7.4845%
2. Three Month Average Base Rate:	7.3692%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.9808%
b. Prior Monthly Period:	16.1454%
c. Second Prior Monthly Period:	16.7962%
4. Three Month Average Series Adjusted Portfolio Yield:	16.3074%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2006-3 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,115,326,745.52	600,000,000.00	515,326,745.52
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	53.7959%	46.2041%
Principal Allocation Percentage	N/A	53.7959%	46.2041%
Collections of Finance Charge Receivables	20,065,311.57	10,794,313.85	9,270,997.72
Collections of Principal Receivables	350,454,064.07	188,529,898.78	161,924,165.29
Defaulted Amount	4,438,965.72	2,387,981.32	2,050,984.40

Ending Invested Amount / Transferor Amount	1,067,448,778.11	600,000,000.00	467,448,778.11

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 14, 2011	January 14, 2011	January 14, 2011
Coupon January 18, 2011 - February 14, 2011	0.2813%	0.3813%	0.5413%
Monthly Interest Due	109,593.75	13,343.75	22,732.50	145,670.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	109,593.75	13,343.75	22,732.50	145,670.00
Investor Default Amount	1,993,964.40	179,098.60	214,918.32	2,387,981.32
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,938,558.15	267,442.35	327,650.82	3,533,651.32

Reallocated Investor Finance Charge Collections				10,371,561.23
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.1771%
Base Rate				2.4891%
Excess Spread Percentage				13.6758%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Distributions of Interest	109,593.75	13,343.75	22,732.50	145,670.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	109,593.75	13,343.75	22,732.50	145,670.00
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.22
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.22
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest: $0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs: $0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.30
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.30
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$6,860,642.41
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$22,732.50
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,837,909.91
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$8,660,253.63
a. Class A Monthly Interest:	$109,593.75
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,993,964.40
e. Excess Spread:	$6,556,695.48
2. Class B Available Funds:	$777,867.09
a. Class B Monthly Interest:	$13,343.75
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$764,523.34
3. Collateral Available Funds:	$933,440.51
a. Excess Spread:	$933,440.51
4. Total Excess Spread:	$8,254,659.33
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	53.7959%
2. Series 2006-3 Allocable Principal Collections:	$350,454,064.07
3. Principal Allocation Percentage of Series 2006-3 Allocable Principal Collections:	$188,529,898.78
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$188,529,898.78
6. Shared Principal Collections from other Series allocated to Series 2006-3:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,387,981.32
8. Available Principal Collections (total of items 5., 6. & 7.):	$190,917,880.10

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$54,000,000.00
2. Required Collateral Invested Amount:	$54,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$190,917,880.10
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-3.
1. Excess Spread:	$8,254,659.33
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$179,098.60
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$22,732.50
9. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$214,918.32
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,837,909.91

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2006-3.
1. Excess Spread:	$8,254,659.33
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$179,098.60
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$22,732.50
10. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$214,918.32
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,837,909.91
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.4891%
b. Prior Monthly Period:	2.1047%
c. Second Prior Monthly Period:	2.3363%
2. Three Month Average Base Rate:	2.3101%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.1771%
b. Prior Monthly Period:	15.1920%
c. Second Prior Monthly Period:	15.9549%
4. Three Month Average Series Adjusted Portfolio Yield:	15.4413%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-1 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	929,438,954.60	500,000,000.00	429,438,954.60
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	53.7959%	46.2041%
Principal Allocation Percentage	N/A	53.7959%	46.2041%
Collections of Finance Charge Receivables	16,721,092.97	8,995,261.54	7,725,831.43
Collections of Principal Receivables	292,045,053.39	157,108,248.98	134,936,804.41
Defaulted Amount	3,699,138.10	1,989,984.43	1,709,153.67

Ending Invested Amount / Transferor Amount	889,540,648.42	500,000,000.00	389,540,648.42

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 14, 2011	January 14, 2011	January 14, 2011
Coupon January 18, 2011 - February 14, 2011	0.2813%	0.3713%	0.5313%
Monthly Interest Due	96,250.00	7,940.63	13,428.82	117,619.45
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	96,250.00	7,940.63	13,428.82	117,619.45
Investor Default Amount	1,751,186.30	109,449.14	129,348.99	1,989,984.43
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,580,769.63	163,223.10	196,944.48	2,940,937.21

Reallocated Investor Finance Charge Collections				8,639,195.47
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.1685%
Base Rate				2.4793%
Excess Spread Percentage				13.6758%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	96,250.00	7,940.63	13,428.82	117,619.45
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	96,250.00	7,940.63	13,428.82	117,619.45
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.22
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.22
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.29
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.29
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$5,711,687.08
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$13,428.82
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,698,258.26
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$7,602,492.01
a. Class A Monthly Interest:	$96,250.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,751,186.30
e. Excess Spread:	$5,755,055.71
2. Class B Available Funds:	$475,155.75
a. Class B Monthly Interest:	$7,940.63
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$467,215.12
3. Collateral Available Funds:	$561,547.71
a. Excess Spread:	$561,547.71
4. Total Excess Spread:	$6,783,818.54
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	53.7959%
2. Series 2007-1 Allocable Principal Collections:	$292,045,053.39
3. Principal Allocation Percentage of Series 2007-1 Allocable Principal Collections:	$157,108,248.98
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$157,108,248.98
6. Shared Principal Collections from other Series allocated to Series 2007-1:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,989,984.43
8. Available Principal Collections (total of items 5., 6. & 7.):	$159,098,233.41

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$32,500,000.00
2. Required Collateral Invested Amount:	$32,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$159,098,233.41
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-1.
1. Excess Spread:	$6,783,818.54
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$109,449.14
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$13,428.82
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$129,348.99
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,698,258.26

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-1.
1. Excess Spread:	$6,783,818.54
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$109,449.14
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$13,428.82
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$129,348.99
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,698,258.26
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.4793%
b. Prior Monthly Period:	2.0949%
c. Second Prior Monthly Period:	2.3265%
2. Three Month Average Base Rate:	2.3002%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.1685%
b. Prior Monthly Period:	15.1808%
c. Second Prior Monthly Period:	15.9450%
4. Three Month Average Series Adjusted Portfolio Yield:	15.4315%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-2 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	929,438,954.60	500,000,000.00	429,438,954.60
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	53.7959%	46.2041%
Principal Allocation Percentage	N/A	53.7959%	46.2041%
Collections of Finance Charge Receivables	16,721,092.97	8,995,261.54	7,725,831.43
Collections of Principal Receivables	292,045,053.39	157,108,248.98	134,936,804.41
Defaulted Amount	3,699,138.10	1,989,984.43	1,709,153.67

Ending Invested Amount / Transferor Amount	889,540,648.42	500,000,000.00	389,540,648.42

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 14, 2011	January 14, 2011	January 14, 2011
Coupon January 18, 2011 - February 14, 2011	0.3113%	0.4413%	0.6113%
Monthly Interest Due	106,516.67	9,437.85	15,451.04	131,405.56
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	106,516.67	9,437.85	15,451.04	131,405.56
Investor Default Amount	1,751,186.30	109,449.14	129,348.99	1,989,984.43
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,591,036.30	164,720.32	198,966.70	2,954,723.32

Reallocated Investor Finance Charge Collections				8,652,981.58
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.2000%
Base Rate				2.5152%
Excess Spread Percentage				13.6758%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	106,516.67	9,437.85	15,451.04	131,405.56
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	106,516.67	9,437.85	15,451.04	131,405.56
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.24
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.24
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.34
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.34
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$5,713,709.30
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$15,451.04
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,698,258.26
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$7,614,623.79
a. Class A Monthly Interest:	$106,516.67
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,751,186.30
e. Excess Spread:	$5,756,920.82
2. Class B Available Funds:	$475,913.99
a. Class B Monthly Interest:	$9,437.85
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$466,476.14
3. Collateral Available Funds:	$562,443.80
a. Excess Spread:	$562,443.80
4. Total Excess Spread:	$6,785,840.76
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	53.7959%
2. Series 2007-2 Allocable Principal Collections:	$292,045,053.39
3. Principal Allocation Percentage of Series 2007-2 Allocable Principal Collections:	$157,108,248.98
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$157,108,248.98
6. Shared Principal Collections from other Series allocated to Series 2007-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,989,984.43
8. Available Principal Collections (total of items 5., 6. & 7.):	$159,098,233.41

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$32,500,000.00
2. Required Collateral Invested Amount:	$32,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$159,098,233.41
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-2.
1. Excess Spread:	$6,785,840.76
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$109,449.14
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$15,451.04
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$129,348.99
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,698,258.26

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-2.
1. Excess Spread:	$6,785,840.76
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$109,449.14
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$15,451.04
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$129,348.99
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,698,258.26
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.5152%
b. Prior Monthly Period:	2.1309%
c. Second Prior Monthly Period:	2.3625%
2. Three Month Average Base Rate:	2.3362%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.2000%
b. Prior Monthly Period:	15.2216%
c. Second Prior Monthly Period:	15.9810%
4. Three Month Average Series Adjusted Portfolio Yield:	15.4675%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-5 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	929,438,954.60	500,000,000.00	429,438,954.60
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	53.7959%	46.2041%
Principal Allocation Percentage	N/A	53.7959%	46.2041%
Collections of Finance Charge Receivables	16,721,092.97	8,995,261.54	7,725,831.43
Collections of Principal Receivables	292,045,053.39	157,108,248.98	134,936,804.41
Defaulted Amount	3,699,138.10	1,989,984.43	1,709,153.67

Ending Invested Amount / Transferor Amount	889,540,648.42	500,000,000.00	389,540,648.42

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 14, 2011	January 14, 2011	January 14, 2011
Coupon January 18, 2011 - February 14, 2011	0.2913%	0.4113%	0.6113%
Monthly Interest Due	99,672.22	8,796.18	15,451.04	123,919.44
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	99,672.22	8,796.18	15,451.04	123,919.44
Investor Default Amount	1,751,186.30	109,449.14	129,348.99	1,989,984.43
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,584,191.85	164,078.65	198,966.70	2,947,237.20

Reallocated Investor Finance Charge Collections				8,645,495.46
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.1829%
Base Rate				2.4957%
Excess Spread Percentage				13.6758%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	99,672.22	8,796.18	15,451.04	123,919.44
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	99,672.22	8,796.18	15,451.04	123,919.44
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.23
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.23
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.32
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.32
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$5,713,709.29
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$15,451.04
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,698,258.25
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$7,608,036.00
a. Class A Monthly Interest:	$99,672.22
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,751,186.30
e. Excess Spread:	$5,757,177.48
2. Class B Available Funds:	$475,502.25
a. Class B Monthly Interest:	$8,796.18
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$466,706.07
3. Collateral Available Funds:	$561,957.20
a. Excess Spread:	$561,957.20
4. Total Excess Spread:	$6,785,840.75
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	53.7959%
2. Series 2007-5 Allocable Principal Collections:	$292,045,053.39
3. Principal Allocation Percentage of Series 2007-5 Allocable Principal Collections:	$157,108,248.98
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$157,108,248.98
6. Shared Principal Collections from other Series allocated to Series 2007-5:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,989,984.43
8. Available Principal Collections (total of items 5., 6. & 7.):	$159,098,233.41

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$32,500,000.00
2. Required Collateral Invested Amount:	$32,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$159,098,233.41
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-5.
1. Excess Spread:	$6,785,840.75
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$109,449.14
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$15,451.04
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$129,348.99
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,698,258.25

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-5.
1. Excess Spread:	$6,785,840.75
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$109,449.14
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$15,451.04
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$129,348.99
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,698,258.25
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.4957%
b. Prior Monthly Period:	2.1113%
c. Second Prior Monthly Period:	2.3429%
2. Three Month Average Base Rate:	2.3167%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.1829%
b. Prior Monthly Period:	15.1994%
c. Second Prior Monthly Period:	15.9615%
4. Three Month Average Series Adjusted Portfolio Yield:	15.4479%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-7 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,672,990,118.28	900,000,000.00	772,990,118.28
Beginning Adjusted Invested Amount	N/A	900,000,000.00	N/A
Floating Allocation Percentage	N/A	53.7959%	46.2041%
Principal Allocation Percentage	N/A	53.7959%	46.2041%
Collections of Finance Charge Receivables	30,097,967.35	16,191,470.78	13,906,496.57
Collections of Principal Receivables	525,681,096.11	282,794,848.18	242,886,247.93
Defaulted Amount	6,658,448.58	3,581,971.98	3,076,476.60

Ending Invested Amount / Transferor Amount	1,601,173,167.16	900,000,000.00	701,173,167.16

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 14, 2011	January 14, 2011	January 14, 2011
Coupon January 18, 2011 - February 14, 2011	0.3013%	0.4313%	0.6513%
Monthly Interest Due	185,570.00	16,603.13	29,631.88	231,805.01
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	185,570.00	16,603.13	29,631.88	231,805.01
Investor Default Amount	3,152,135.34	197,008.46	232,828.18	3,581,971.98
Investor Monthly Fees Due	1,320,000.00	82,500.00	97,500.00	1,500,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,657,705.34	296,111.59	359,960.06	5,313,776.99

Reallocated Investor Finance Charge Collections				15,570,641.85
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.1940%
Base Rate				2.5084%
Excess Spread Percentage				13.6758%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	792,000,000.00	49,500,000.00	58,500,000.00	900,000,000.00
Distributions of Interest	185,570.00	16,603.13	29,631.88	231,805.01
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	185,570.00	16,603.13	29,631.88	231,805.01
Ending Certificates Balance	792,000,000.00	49,500,000.00	58,500,000.00	900,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.23
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.23
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.34
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.34
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$10,286,496.74
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$29,631.88
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$10,256,864.86
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$13,702,164.83
a. Class A Monthly Interest:	$185,570.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,152,135.34
e. Excess Spread:	$10,364,459.49
2. Class B Available Funds:	$856,385.30
a. Class B Monthly Interest:	$16,603.13
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$839,782.17
3. Collateral Available Funds:	$1,012,091.72
a. Excess Spread:	$1,012,091.72
4. Total Excess Spread:	$12,216,333.38
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	53.7959%
2. Series 2007-7 Allocable Principal Collections:	$525,681,096.11
3. Principal Allocation Percentage of Series 2007-7 Allocable Principal Collections:	$282,794,848.18
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$282,794,848.18
6. Shared Principal Collections from other Series allocated to Series 2007-7:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,581,971.98
8. Available Principal Collections (total of items 5., 6. & 7.):	$286,376,820.16

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$58,500,000.00
2. Required Collateral Invested Amount:	$58,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$286,376,820.16
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-7.
1. Excess Spread:	$12,216,333.38
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$197,008.46
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$29,631.88
9. Applied to unpaid Monthly Servicing Fee:	$1,500,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$232,828.18
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$10,256,864.86

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-7.
1. Excess Spread:	$12,216,333.38
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$197,008.46
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$29,631.88
10. Applied to unpaid Monthly Servicing Fee:	$1,500,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$232,828.18
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$10,256,864.86
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.5084%
b. Prior Monthly Period:	2.1240%
c. Second Prior Monthly Period:	2.3556%
2. Three Month Average Base Rate:	2.3293%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.1940%
b. Prior Monthly Period:	15.2138%
c. Second Prior Monthly Period:	15.9741%
4. Three Month Average Series Adjusted Portfolio Yield:	15.4606%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-8 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,230,653,491.04	1,200,000,000.00	1,030,653,491.04
Beginning Adjusted Invested Amount	N/A	1,200,000,000.00	N/A
Floating Allocation Percentage	N/A	53.7959%	46.2041%
Principal Allocation Percentage	N/A	53.7959%	46.2041%
Collections of Finance Charge Receivables	40,130,623.13	21,588,627.70	18,541,995.43
Collections of Principal Receivables	700,908,128.15	377,059,797.57	323,848,330.58
Defaulted Amount	8,877,931.45	4,775,962.64	4,101,968.81

Ending Invested Amount / Transferor Amount	2,134,897,556.21	1,200,000,000.00	934,897,556.21

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 14, 2011	January 14, 2011	January 14, 2011
Coupon January 18, 2011 - February 14, 2011	0.5613%	0.9613%	1.5613%
Monthly Interest Due	460,973.33	49,344.17	94,715.83	605,033.33
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	460,973.33	49,344.17	94,715.83	605,033.33
Investor Default Amount	4,202,847.12	262,677.95	310,437.57	4,775,962.64
Investor Monthly Fees Due	1,760,000.00	110,000.00	130,000.00	2,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,423,820.45	422,022.12	535,153.40	7,380,995.97

Reallocated Investor Finance Charge Collections				21,056,815.79
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.4753%
Base Rate				2.8299%
Excess Spread Percentage				13.6758%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,056,000,000.00	66,000,000.00	78,000,000.00	1,200,000,000.00
Distributions of Interest	460,973.33	49,344.17	94,715.83	605,033.33
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	460,973.33	49,344.17	94,715.83	605,033.33
Ending Certificates Balance	1,056,000,000.00	66,000,000.00	78,000,000.00	1,200,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.44
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.44
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.75
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.75
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$13,770,535.66
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$94,715.83
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$13,675,819.83
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$18,529,997.90
a. Class A Monthly Interest:	$460,973.33
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$4,202,847.12
e. Excess Spread:	$13,866,177.45
2. Class B Available Funds:	$1,158,124.87
a. Class B Monthly Interest:	$49,344.17
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,108,780.70
3. Collateral Available Funds:	$1,368,693.03
a. Excess Spread:	$1,368,693.03
4. Total Excess Spread:	$16,343,651.18
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	53.7959%
2. Series 2007-8 Allocable Principal Collections:	$700,908,128.15
3. Principal Allocation Percentage of Series 2007-8 Allocable Principal Collections:	$377,059,797.57
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$377,059,797.57
6. Shared Principal Collections from other Series allocated to Series 2007-8:	$0.00
7. Other amounts treated as Available Principal Collections:	$4,775,962.64
8. Available Principal Collections (total of items 5., 6. & 7.):	$381,835,760.21

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$78,000,000.00
2. Required Collateral Invested Amount:	$78,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$381,835,760.21
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-8.
1. Excess Spread:	$16,343,651.18
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$262,677.95
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$94,715.83
9. Applied to unpaid Monthly Servicing Fee:	$2,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$310,437.57
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$13,675,819.83

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-8.
1. Excess Spread:	$16,343,651.18
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$262,677.95
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$94,715.83
10. Applied to unpaid Monthly Servicing Fee:	$2,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$310,437.57
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$13,675,819.83
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.8299%
b. Prior Monthly Period:	2.4455%
c. Second Prior Monthly Period:	2.6771%
2. Three Month Average Base Rate:	2.6508%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.4753%
b. Prior Monthly Period:	15.5782%
c. Second Prior Monthly Period:	16.2956%
4. Three Month Average Series Adjusted Portfolio Yield:	15.7830%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-2 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,534,836,554.35	1,363,638,000.00	1,171,198,554.35
Beginning Adjusted Invested Amount	N/A	1,363,638,000.00	N/A
Floating Allocation Percentage	N/A	53.7959%	46.2041%
Principal Allocation Percentage	N/A	53.7959%	46.2041%
Collections of Finance Charge Receivables	45,603,035.56	24,532,560.93	21,070,474.63
Collections of Principal Receivables	796,487,465.04	428,477,556.86	368,009,908.18
Defaulted Amount	10,088,570.57	5,427,236.79	4,661,333.78

Ending Invested Amount / Transferor Amount	2,426,022,861.47	1,363,638,000.00	1,062,384,861.47

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 14, 2011	January 14, 2011	January 14, 2011
Coupon January 18, 2011 - February 14, 2011	1.5213%	4.0113%	5.2613%
Monthly Interest Due	1,419,833.33	233,992.70	362,709.99	2,016,536.02
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,419,833.33	233,992.70	362,709.99	2,016,536.02
Investor Default Amount	4,775,962.64	298,501.65	352,772.50	5,427,236.79
Investor Monthly Fees Due	2,000,000.00	125,001.67	147,728.33	2,272,730.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	8,195,795.97	657,496.02	863,210.82	9,716,502.81

Reallocated Investor Finance Charge Collections				25,257,225.79
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.5869%
Base Rate				4.1003%
Excess Spread Percentage				13.6758%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00
Distributions of Interest	1,419,833.33	233,992.70	362,709.99	2,016,536.02
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,419,833.33	233,992.70	362,709.99	2,016,536.02
Ending Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.18
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.18
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$3.12
2. The amount of the distribution in respect of Class B Monthly Interest:	$3.12
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$15,903,432.96
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$362,709.99
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,540,722.97
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$22,226,332.02
a. Class A Monthly Interest:	$1,419,833.33
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$4,775,962.64
e. Excess Spread:	$16,030,536.05
2. Class B Available Funds:	$1,389,164.27
a. Class B Monthly Interest:	$233,992.70
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,155,171.57
3. Collateral Available Funds:	$1,641,729.49
a. Excess Spread:	$1,641,729.49
4. Total Excess Spread:	$18,827,437.11
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	53.7959%
2. Series 2008-2 Allocable Principal Collections:	$796,487,465.04
3. Principal Allocation Percentage of Series 2008-2 Allocable Principal Collections:	$428,477,556.86
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$428,477,556.86
6. Shared Principal Collections from other Series allocated to Series 2008-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$5,427,236.79
8. Available Principal Collections (total of items 5., 6. & 7.):	$433,904,793.65

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$88,637,000.00
2. Required Collateral Invested Amount:	$88,637,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$433,904,793.65
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-2.
1. Excess Spread:	$18,827,437.11
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$298,501.65
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$362,709.99
9. Applied to unpaid Monthly Servicing Fee:	$2,272,730.00
10. Collateral Default Amount treated as Available Principal Collections:	$352,772.50
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$15,540,722.97

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-2.
1. Excess Spread:	$18,827,437.11
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$298,501.65
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$362,709.99
10. Applied to unpaid Monthly Servicing Fee:	$2,272,730.00
11. Collateral Default Amount treated as Available Principal Collections:	$352,772.50
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to	$15,540,722.97
Collateral Interest Holder(s):
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	4.1003%
b. Prior Monthly Period:	3.7160%
c. Second Prior Monthly Period:	3.9476%
2. Three Month Average Base Rate:	3.9213%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.5869%
b. Prior Monthly Period:	17.0180%
c. Second Prior Monthly Period:	17.5661%
4. Three Month Average Series Adjusted Portfolio Yield:	17.0570%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-4 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,130,115,978.17	607,956,000.00	522,159,978.17
Beginning Adjusted Invested Amount	N/A	607,956,000.00	N/A
Floating Allocation Percentage	N/A	53.7959%	46.2041%
Principal Allocation Percentage	N/A	53.7959%	46.2041%
Collections of Finance Charge Receivables	20,331,377.60	10,937,446.46	9,393,931.14
Collections of Principal Receivables	355,101,084.96	191,029,805.24	164,071,279.72
Defaulted Amount	4,497,826.41	2,419,645.95	2,078,180.46

Ending Invested Amount / Transferor Amount	1,081,603,148.90	607,956,000.00	473,647,148.90

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 14, 2011	January 14, 2011	January 14, 2011
Coupon January 18, 2011 - February 14, 2011	1.6613%	4.5113%	6.7613%
Monthly Interest Due	691,264.58	117,325.58	207,815.28	1,016,405.44
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	691,264.58	117,325.58	207,815.28	1,016,405.44
Investor Default Amount	2,129,283.34	133,082.20	157,280.41	2,419,645.95
Investor Monthly Fees Due	891,666.67	55,730.00	65,863.33	1,013,260.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,712,214.59	306,137.78	430,959.02	4,449,311.39

Reallocated Investor Finance Charge Collections				11,377,891.98
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.8071%
Base Rate				4.3520%
Excess Spread Percentage				13.6758%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00
Distributions of Interest	691,264.58	117,325.58	207,815.28	1,016,405.44
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	691,264.58	117,325.58	207,815.28	1,016,405.44
Ending Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.29
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.29
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$3.51
2. The amount of the distribution in respect of Class B Monthly Interest:	$3.51
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$7,136,395.87
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$207,815.28
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,928,580.59
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$10,012,520.99
a. Class A Monthly Interest:	$691,264.58
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,129,283.34
e. Excess Spread:	$7,191,973.07
2. Class B Available Funds:	$625,791.92
a. Class B Monthly Interest:	$117,325.58
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$508,466.34
3. Collateral Available Funds:	$739,579.07
a. Excess Spread:	$739,579.07
4. Total Excess Spread:	$8,440,018.48
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	53.7959%
2. Series 2008-4 Allocable Principal Collections:	$355,101,084.96
3. Principal Allocation Percentage of Series 2008-4 Allocable Principal Collections:	$191,029,805.24
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$191,029,805.24
6. Shared Principal Collections from other Series allocated to Series 2008-4:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,419,645.95
8. Available Principal Collections (total of items 5., 6. & 7.):	$193,449,451.19

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$39,518,000.00
2. Required Collateral Invested Amount:	$39,518,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$193,449,451.19
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-4.
1. Excess Spread:	$8,440,018.48
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$133,082.20
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$207,815.28
9. Applied to unpaid Monthly Servicing Fee:	$1,013,260.00
10. Collateral Default Amount treated as Available Principal Collections:	$157,280.41
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,928,580.59

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-4.
1. Excess Spread:	$8,440,018.48
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$133,082.20
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$207,815.28
10. Applied to unpaid Monthly Servicing Fee:	$1,013,260.00
11. Collateral Default Amount treated as Available Principal Collections:	$157,280.41
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,928,580.59
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	4.3520%
b. Prior Monthly Period:	3.9676%
c. Second Prior Monthly Period:	4.1992%
2. Three Month Average Base Rate:	4.1729%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.8071%
b. Prior Monthly Period:	17.3032%
c. Second Prior Monthly Period:	17.8178%
4. Three Month Average Series Adjusted Portfolio Yield:	17.3094%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-5 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,689,889,177.35	909,091,000.00	780,798,177.35
Beginning Adjusted Invested Amount	N/A	909,091,000.00	N/A
Floating Allocation Percentage	N/A	53.7959%	46.2041%
Principal Allocation Percentage	N/A	53.7959%	46.2041%
Collections of Finance Charge Receivables	30,401,990.26	16,355,022.62	14,046,967.64
Collections of Principal Receivables	530,991,059.27	285,651,390.36	245,339,668.91
Defaulted Amount	6,725,706.31	3,618,153.87	3,107,552.44

Ending Invested Amount / Transferor Amount	1,617,346,795.23	909,091,000.00	708,255,795.23

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 14, 2011	January 14, 2011	January 14, 2011
Coupon January 18, 2011 - February 14, 2011	1.0613%	1.3613%	4.0613%
Monthly Interest Due	660,333.33	52,937.50	186,653.70	899,924.53
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	660,333.33	52,937.50	186,653.70	899,924.53
Investor Default Amount	3,183,975.09	198,998.44	235,180.34	3,618,153.87
Investor Monthly Fees Due	1,333,333.33	83,333.33	98,485.00	1,515,151.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,177,641.75	335,269.27	520,319.04	6,033,230.06

Reallocated Investor Finance Charge Collections				16,393,700.65
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.0293%
Base Rate				3.4630%
Excess Spread Percentage				13.6758%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00
Distributions of Interest	660,333.33	52,937.50	186,653.70	899,924.53
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	660,333.33	52,937.50	186,653.70	899,924.53
Ending Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.83
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.83
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$1.06
2. The amount of the distribution in respect of Class B Monthly Interest:	$1.06
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$10,547,124.30
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$186,653.70
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$10,360,470.60
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$14,426,455.13
a. Class A Monthly Interest:	$660,333.33
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,183,975.09
e. Excess Spread:	$10,582,146.71
2. Class B Available Funds:	$901,653.45
a. Class B Monthly Interest:	$52,937.50
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$848,715.95
3. Collateral Available Funds:	$1,065,592.08
a. Excess Spread:	$1,065,592.08
4. Total Excess Spread:	$12,496,454.74
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	53.7959%
2. Series 2008-5 Allocable Principal Collections:	$530,991,059.27
3. Principal Allocation Percentage of Series 2008-5 Allocable Principal Collections:	$285,651,390.36
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$285,651,390.36
6. Shared Principal Collections from other Series allocated to Series 2008-5:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,618,153.87
8. Available Principal Collections (total of items 5., 6. & 7.):	$289,269,544.23

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$59,091,000.00
2. Required Collateral Invested Amount:	$59,091,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$289,269,544.23
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-5.
1. Excess Spread:	$12,496,454.74
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$198,998.44
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$186,653.70
9. Applied to unpaid Monthly Servicing Fee:	$1,515,151.66
10. Collateral Default Amount treated as Available Principal Collections:	$235,180.34
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$10,360,470.60

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-5.
1. Excess Spread:	$12,496,454.74
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$198,998.44
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$186,653.70
10. Applied to unpaid Monthly Servicing Fee:	$1,515,151.66
11. Collateral Default Amount treated as Available Principal Collections:	$235,180.34
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$10,360,470.60
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.4630%
b. Prior Monthly Period:	3.0787%
c. Second Prior Monthly Period:	3.3103%
2. Three Month Average Base Rate:	3.2840%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.0293%
b. Prior Monthly Period:	16.2958%
c. Second Prior Monthly Period:	16.9288%
4. Three Month Average Series Adjusted Portfolio Yield:	16.4180%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-6 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,851,687,870.60	1,534,091,000.00	1,317,596,870.60
Beginning Adjusted Invested Amount	N/A	1,534,091,000.00	N/A
Floating Allocation Percentage	N/A	53.7959%	46.2041%
Principal Allocation Percentage	N/A	53.7959%	46.2041%
Collections of Finance Charge Receivables	51,303,356.48	27,599,099.56	23,704,256.92
Collections of Principal Receivables	896,047,376.01	482,036,701.59	414,010,674.42
Defaulted Amount	11,349,628.94	6,105,634.42	5,243,994.52

Ending Invested Amount / Transferor Amount	2,729,272,605.76	1,534,091,000.00	1,195,181,605.76

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 14, 2011	January 14, 2011	January 14, 2011
Coupon January 18, 2011 - February 14, 2011	1.4613%	3.2613%	4.7613%
Monthly Interest Due	1,534,312.50	214,019.53	369,267.74	2,117,599.77
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,534,312.50	214,019.53	369,267.74	2,117,599.77
Investor Default Amount	5,372,957.97	335,809.87	396,866.58	6,105,634.42
Investor Monthly Fees Due	2,250,000.00	140,625.00	166,193.33	2,556,818.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	9,157,270.47	690,454.40	932,327.65	10,780,052.52

Reallocated Investor Finance Charge Collections				28,263,345.93
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.4747%
Base Rate				3.9720%
Excess Spread Percentage				13.6758%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00
Distributions of Interest	1,534,312.50	214,019.53	369,267.74	2,117,599.77
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,534,312.50	214,019.53	369,267.74	2,117,599.77
Ending Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.14
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.14
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$2.54
2. The amount of the distribution in respect of Class B Monthly Interest:	$2.54
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$17,852,561.14
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$369,267.74
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$17,483,293.40
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$24,871,742.94
a. Class A Monthly Interest:	$1,534,312.50
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$5,372,957.97
e. Excess Spread:	$17,964,472.47
2. Class B Available Funds:	$1,554,483.93
a. Class B Monthly Interest:	$214,019.53
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,340,464.40
3. Collateral Available Funds:	$1,837,119.05
a. Excess Spread:	$1,837,119.05
4. Total Excess Spread:	$21,142,055.92
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	53.7959%
2. Series 2008-6 Allocable Principal Collections:	$896,047,376.01
3. Principal Allocation Percentage of Series 2008-6 Allocable Principal Collections:	$482,036,701.59
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$482,036,701.59
6. Shared Principal Collections from other Series allocated to Series 2008-6:	$0.00
7. Other amounts treated as Available Principal Collections:	$6,105,634.42
8. Available Principal Collections (total of items 5., 6. & 7.):	$488,142,336.01

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$99,716,000.00
2. Required Collateral Invested Amount:	$99,716,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$488,142,336.01
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-6.
1. Excess Spread:	$21,142,055.92
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$335,809.87
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$369,267.74
9. Applied to unpaid Monthly Servicing Fee:	$2,556,818.33
10. Collateral Default Amount treated as Available Principal Collections:	$396,866.58
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$17,483,293.40

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-6.
1. Excess Spread:	$21,142,055.92
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$335,809.87
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$369,267.74
10. Applied to unpaid Monthly Servicing Fee:	$2,556,818.33
11. Collateral Default Amount treated as Available Principal Collections:	$396,866.58
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$17,483,293.40
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.9720%
b. Prior Monthly Period:	3.5877%
c. Second Prior Monthly Period:	3.8193%
2. Three Month Average Base Rate:	3.7930%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.4747%
b. Prior Monthly Period:	16.8726%
c. Second Prior Monthly Period:	17.4378%
4. Three Month Average Series Adjusted Portfolio Yield:	16.9284%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-7 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,108,991,689.61	596,592,000.00	512,399,689.61
Beginning Adjusted Invested Amount	N/A	596,592,000.00	N/A
Floating Allocation Percentage	N/A	53.7959%	46.2041%
Principal Allocation Percentage	N/A	53.7959%	46.2041%
Collections of Finance Charge Receivables	19,951,340.60	10,733,002.15	9,218,338.45
Collections of Principal Receivables	348,463,484.99	187,459,048.96	161,004,436.03
Defaulted Amount	4,413,752.40	2,374,417.59	2,039,334.81

Ending Invested Amount / Transferor Amount	1,061,385,669.05	596,592,000.00	464,793,669.05

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 14, 2011	January 14, 2011	January 14, 2011
Coupon January 18, 2011 - February 14, 2011	1.5613%	1.3613%	5.0113%
Monthly Interest Due	637,510.42	34,740.76	151,146.54	823,397.72
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	637,510.42	34,740.76	151,146.54	823,397.72
Investor Default Amount	2,089,483.66	130,594.72	154,339.21	2,374,417.59
Investor Monthly Fees Due	875,000.00	54,688.33	64,631.67	994,320.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,601,994.08	220,023.81	370,117.42	4,192,135.31

Reallocated Investor Finance Charge Collections				10,991,205.89
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.4744%
Base Rate				3.9718%
Excess Spread Percentage				13.6758%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00
Distributions of Interest	637,510.42	34,740.76	151,146.54	823,397.72
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	637,510.42	34,740.76	151,146.54	823,397.72
Ending Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.21
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.21
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$1.06
2. The amount of the distribution in respect of Class B Monthly Interest:	$1.06
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$6,950,217.12
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$151,146.54
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,799,070.58
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$9,672,243.50
a. Class A Monthly Interest:	$637,510.42
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,089,483.66
e. Excess Spread:	$6,945,249.42
2. Class B Available Funds:	$604,524.43
a. Class B Monthly Interest:	$34,740.76
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$569,783.67
3. Collateral Available Funds:	$714,437.96
a. Excess Spread:	$714,437.96
4. Total Excess Spread:	$8,229,471.05
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	53.7959%
2. Series 2008-7 Allocable Principal Collections:	$348,463,484.99
3. Principal Allocation Percentage of Series 2008-7 Allocable Principal Collections:	$187,459,048.96
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$187,459,048.96
6. Shared Principal Collections from other Series allocated to Series 2008-7:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,374,417.59
8. Available Principal Collections (total of items 5., 6. & 7.):	$189,833,466.55

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$38,779,000.00
2. Required Collateral Invested Amount:	$38,779,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$189,833,466.55
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-7.
1. Excess Spread:	$8,229,471.05
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$130,594.72
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$151,146.54
9. Applied to unpaid Monthly Servicing Fee:	$994,320.00
10. Collateral Default Amount treated as Available Principal Collections:	$154,339.21
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,799,070.58

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-7.
1. Excess Spread:	$8,229,471.05
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$130,594.72
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$151,146.54
10. Applied to unpaid Monthly Servicing Fee:	$994,320.00
11. Collateral Default Amount treated as Available Principal Collections:	$154,339.21
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,799,070.58
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.9718%
b. Prior Monthly Period:	3.5874%
c. Second Prior Monthly Period:	3.8190%
2. Three Month Average Base Rate:	3.7927%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.4744%
b. Prior Monthly Period:	16.8723%
c. Second Prior Monthly Period:	17.4375%
4. Three Month Average Series Adjusted Portfolio Yield:	16.9281%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-9 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,161,798,693.25	625,000,000.00	536,798,693.25
Beginning Adjusted Invested Amount	N/A	625,000,000.00	N/A
Floating Allocation Percentage	N/A	53.7959%	46.2041%
Principal Allocation Percentage	N/A	53.7959%	46.2041%
Collections of Finance Charge Receivables	20,901,366.21	11,244,076.93	9,657,289.28
Collections of Principal Receivables	365,056,316.74	196,385,311.23	168,671,005.51
Defaulted Amount	4,623,922.63	2,487,480.54	2,136,442.09

Ending Invested Amount / Transferor Amount	1,111,925,810.53	625,000,000.00	486,925,810.53

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 14, 2011	January 14, 2011	January 14, 2011
Coupon January 18, 2011 - February 14, 2011	1.8613%	1.3613%	6.0113%
Monthly Interest Due	796,201.39	36,394.53	189,938.80	1,022,534.72
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	796,201.39	36,394.53	189,938.80	1,022,534.72
Investor Default Amount	2,188,982.87	136,811.43	161,686.24	2,487,480.54
Investor Monthly Fees Due	916,666.67	57,291.67	67,708.33	1,041,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,901,850.93	230,497.63	419,333.37	4,551,681.93

Reallocated Investor Finance Charge Collections				11,674,504.75
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.7663%
Base Rate				4.3053%
Excess Spread Percentage				13.6758%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00
Distributions of Interest	796,201.39	36,394.53	189,938.80	1,022,534.72
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	796,201.39	36,394.53	189,938.80	1,022,534.72
Ending Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.45
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.45
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$1.06
2. The amount of the distribution in respect of Class B Monthly Interest:	$1.06
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$7,312,761.62
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$189,938.80
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,122,822.82
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$10,273,564.18
a. Class A Monthly Interest:	$796,201.39
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,188,982.87
e. Excess Spread:	$7,288,379.92
2. Class B Available Funds:	$642,097.76
a. Class B Monthly Interest:	$36,394.53
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$605,703.23
3. Collateral Available Funds:	$758,842.81
a. Excess Spread:	$758,842.81
4. Total Excess Spread:	$8,652,925.96
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	53.7959%
2. Series 2008-9 Allocable Principal Collections:	$365,056,316.74
3. Principal Allocation Percentage of Series 2008-9 Allocable Principal Collections:	$196,385,311.23
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$196,385,311.23
6. Shared Principal Collections from other Series allocated to Series 2008-9:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,487,480.54
8. Available Principal Collections (total of items 5., 6. & 7.):	$198,872,791.77

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$40,625,000.00
2. Required Collateral Invested Amount:	$40,625,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$198,872,791.77
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-9.
1. Excess Spread:	$8,652,925.96
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$136,811.43
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$189,938.80
9. Applied to unpaid Monthly Servicing Fee:	$1,041,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$161,686.24
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,122,822.82

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-9.
1. Excess Spread:	$8,652,925.96
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$136,811.43
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$189,938.80
10. Applied to unpaid Monthly Servicing Fee:	$1,041,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$161,686.24
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,122,822.82
O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	4.3053%
b. Prior Monthly Period:	3.9210%
c. Second Prior Monthly Period:	4.1526%
2. Three Month Average Base Rate:	4.1263%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.7663%
b. Prior Monthly Period:	17.2504%
c. Second Prior Monthly Period:	17.7711%
4. Three Month Average Series Adjusted Portfolio Yield:	17.2626%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2009-1 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,253,186,809.06	1,212,122,000.00	1,041,064,809.06
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	53.7959%	46.2041%
Principal Allocation Percentage	N/A	53.7959%	46.2041%
Collections of Finance Charge Receivables	40,536,009.31	21,806,708.83	18,729,300.48
Collections of Principal Receivables	707,988,468.42	380,868,729.96	327,119,738.46
Defaulted Amount	8,967,613.35	4,824,207.82	4,143,405.53

Ending Invested Amount / Transferor Amount	2,156,463,579.69	1,212,122,000.00	944,341,579.69

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 14, 2011	January 14, 2011	January 14, 2011
Coupon January 18, 2011 - February 14, 2011	1.6113%	6.2613%	13.7614%
Monthly Interest Due	1,253,194.44	354,170.39	1,491,985.01	3,099,349.84
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,253,194.44	354,170.39	1,491,985.01	3,099,349.84
Investor Default Amount	3,979,968.86	289,451.20	554,787.76	4,824,207.82
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,899,829.97	764,833.26	2,279,097.77	9,943,761.00

Reallocated Investor Finance Charge Collections				23,757,729.39
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.8167%
Base Rate				4.4786%
Excess Spread Percentage				14.6214%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	1,253,194.44	354,170.39	1,491,985.01	3,099,349.84
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,253,194.44	354,170.39	1,491,985.01	3,099,349.84
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.25
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.25
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$4.87
2. The amount of the distribution in respect of Class B Monthly Interest:	$4.87
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$15,305,953.40
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest, including Collateral Senior Minimum Monthly Interest:	$1,491,985.01
3. The amount of the distribution in respect of Collateral Additional Interest, including Collateral Senior Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$13,813,968.39
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$19,600,114.01
a. Class A Monthly Interest:	$1,253,194.44
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,979,968.86
e. Excess Spread:	$14,366,950.71
2. Class B Available Funds:	$1,425,457.49
a. Class B Monthly Interest:	$354,170.39
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,071,287.10
3. Collateral Available Funds:	$2,732,157.89
a. Excess Spread:	$2,732,157.89
4. Total Excess Spread:	$18,170,395.70
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	53.7959%
2. Series 2009-1 Allocable Principal Collections:	$707,988,468.42
3. Principal Allocation Percentage of Series 2009-1 Allocable Principal Collections:	$380,868,729.96
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$380,868,729.96
6. Shared Principal Collections from other Series allocated to Series 2009-1:	$0.00
7. Other amounts treated as Available Principal Collections:	$4,824,207.82
8. Available Principal Collections (total of items 5., 6. & 7.):	$385,692,937.78

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$139,395,000.00
2. Required Collateral Invested Amount:	$139,395,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$385,692,937.78
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-1.
1. Excess Spread:	$18,170,395.70
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$289,451.20
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest:	$536,878.69
9. Applied to unpaid Monthly Servicing Fee:	$2,020,203.34
10. Collateral Default Amount treated as Available Principal Collections:	$554,787.76
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Applied to Collateral Minimum Monthly Interest, excluding amount applied to Collateral Senior Minimum Monthly Interest(s):	$955,106.32
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$13,813,968.39

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	4.4786%
b. Prior Monthly Period:	4.0943%
c. Second Prior Monthly Period:	4.3263%
2. Three Month Average Base Rate:	4.2997%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.8167%
b. Prior Monthly Period:	18.6109%
c. Second Prior Monthly Period:	18.9716%
4. Three Month Average Series Adjusted Portfolio Yield:	18.4664%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2009-2 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,816,488,158.51	1,515,155,000.00	1,301,333,158.51
Beginning Adjusted Invested Amount	N/A	1,515,155,000.00	N/A
Floating Allocation Percentage	N/A	53.7959%	46.2041%
Principal Allocation Percentage	N/A	53.7959%	46.2041%
Collections of Finance Charge Receivables	50,670,095.24	27,258,431.01	23,411,664.23
Collections of Principal Receivables	884,987,045.75	476,086,697.99	408,900,347.76
Defaulted Amount	11,209,535.18	6,030,269.73	5,179,265.45

Ending Invested Amount / Transferor Amount	2,695,583,922.32	1,515,155,000.00	1,180,428,922.32

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 14, 2011	January 14, 2011	January 14, 2011
Coupon January 18, 2011 - February 14, 2011	1.5113%	3.7613%	5.5113%
Monthly Interest Due	1,469,270.83	265,920.38	422,158.69	2,157,349.90
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,469,270.83	265,920.38	422,158.69	2,157,349.90
Investor Default Amount	4,974,961.08	361,779.17	693,529.48	6,030,269.73
Investor Monthly Fees Due	2,083,333.33	151,500.00	290,425.00	2,525,258.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	8,527,565.24	779,199.55	1,406,113.17	10,712,877.96

Reallocated Investor Finance Charge Collections				27,980,366.94
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.5243%
Base Rate				4.0287%
Excess Spread Percentage				13.6758%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00
Distributions of Interest	1,469,270.83	265,920.38	422,158.69	2,157,349.90
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,469,270.83	265,920.38	422,158.69	2,157,349.90
Ending Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.18
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.18
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$2.93
2. The amount of the distribution in respect of Class B Monthly Interest:	$2.93
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$17,689,647.66
2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$422,158.69
3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$17,267,488.97
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$23,083,749.63
a. Class A Monthly Interest:	$1,469,270.83
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$4,974,961.08
e. Excess Spread:	$16,639,517.72
2. Class B Available Funds:	$1,678,650.27
a. Class B Monthly Interest:	$265,920.38
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,412,729.89
3. Collateral Available Funds:	$3,217,967.03
a. Excess Spread:	$3,217,967.03
4. Total Excess Spread:	$21,270,214.64
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	53.7959%
2. Series 2009-2 Allocable Principal Collections:	$884,987,045.75
3. Principal Allocation Percentage of Series 2009-2 Allocable Principal Collections:	$476,086,697.99
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$476,086,697.99
6. Shared Principal Collections from other Series allocated to Series 2009-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$6,030,269.73
8. Available Principal Collections (total of items 5., 6. & 7.):	$482,116,967.72

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$174,255,000.00
2. Required Collateral Invested Amount:	$174,255,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$482,116,967.72
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-2.
1. Excess Spread:	$21,270,214.64
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$361,779.17
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest:	$422,158.69
9. Applied to unpaid Monthly Servicing Fee:	$2,525,258.33
10. Collateral Default Amount treated as Available Principal Collections:	$693,529.48
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$17,267,488.97

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	4.0287%
b. Prior Monthly Period:	3.6444%
c. Second Prior Monthly Period:	3.8763%
2. Three Month Average Base Rate:	3.8498%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.5243%
b. Prior Monthly Period:	16.9369%
c. Second Prior Monthly Period:	17.4949%
4. Three Month Average Series Adjusted Portfolio Yield:	16.9854%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
1. Adjusted Invested Amount:	$1,515,155,000.00
2. Monthly Interest:	$3,056,729.28
3. Monthly Interest previously due but not paid:	$0.03
4. Additional Interest:	$0.00
5. Additional Interest previously due but not paid:	$0.00
6. Reassignment Amount:	$1,518,211,729.31

Series 2010-1 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,915,209,345.36	1,030,304,000.00	884,905,345.36
Beginning Adjusted Invested Amount	N/A	1,030,304,000.00	N/A
Floating Allocation Percentage	N/A	53.7959%	46.2041%
Principal Allocation Percentage	N/A	53.7959%	46.2041%
Collections of Finance Charge Receivables	34,455,617.95	18,535,707.90	15,919,910.05
Collections of Principal Receivables	601,790,373.38	323,738,514.73	278,051,858.65
Defaulted Amount	7,622,473.57	4,100,577.84	3,521,895.73

Ending Invested Amount / Transferor Amount	1,832,994,576.46	1,030,304,000.00	802,690,576.46

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	January 14, 2011	January 14, 2011	January 14, 2011
Coupon January 18, 2011 - February 14, 2011	0.5113%	0.8613%	1.4613%
Monthly Interest Due	337,993.06	41,409.47	76,113.27	455,515.80
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	337,993.06	41,409.47	76,113.27	455,515.80
Investor Default Amount	3,382,973.53	246,033.72	471,570.59	4,100,577.84
Investor Monthly Fees Due	1,416,666.67	103,030.00	197,476.67	1,717,173.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,137,633.26	390,473.19	745,160.53	6,273,266.98

Reallocated Investor Finance Charge Collections				18,015,143.53
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.4045%
Base Rate				2.7490%
Excess Spread Percentage				13.6758%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	850,000,000.00	61,818,000.00	118,486,000.00	1,030,304,000.00
Distributions of Interest	337,993.06	41,409.47	76,113.27	455,515.80
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	337,993.06	41,409.47	76,113.27	455,515.80
Ending Certificates Balance	850,000,000.00	61,818,000.00	118,486,000.00	1,030,304,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.40
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.40
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.67
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.67
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$11,817,989.82
2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$76,113.27
3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$11,741,876.55
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$14,862,479.42
a. Class A Monthly Interest:	$337,993.06
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,382,973.53
e. Excess Spread:	$11,141,512.83
2. Class B Available Funds:	$1,080,904.42
a. Class B Monthly Interest:	$41,409.47
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,039,494.95
3. Collateral Available Funds:	$2,071,759.69
a. Excess Spread:	$2,071,759.69
4. Total Excess Spread:	$14,252,767.47
K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	53.7959%
2. Series 2010-1 Allocable Principal Collections:	$601,790,373.38
3. Principal Allocation Percentage of Series 2010-1 Allocable Principal Collections:	$323,738,514.73
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$323,738,514.73
6. Shared Principal Collections from other Series allocated to Series 2010-1:	$0.00
7. Other amounts treated as Available Principal Collections:	$4,100,577.84
8. Available Principal Collections (total of items 5., 6. & 7.):	$327,839,092.57

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$118,486,000.00
2. Required Collateral Invested Amount:	$118,486,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$327,839,092.57
M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2010-1.
1. Excess Spread:	$14,252,767.47
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$246,033.72
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest:	$76,113.27
9. Applied to unpaid Monthly Servicing Fee:	$1,717,173.34
10. Collateral Default Amount treated as Available Principal Collections:	$471,570.59
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$11,741,876.55

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.7490%
b. Prior Monthly Period:	2.3646%
c. Second Prior Monthly Period:	2.5966%
2. Three Month Average Base Rate:	2.5701%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.4045%
b. Prior Monthly Period:	15.4865%
c. Second Prior Monthly Period:	16.2151%
4. Three Month Average Series Adjusted Portfolio Yield:	15.7020%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
1. Adjusted Invested Amount:	$1,030,304,000.00
2. Monthly Interest:	$946,799.57
3. Monthly Interest previously due but not paid:	$0.00
4. Additional Interest:	$0.00
5. Additional Interest previously due but not paid:	$0.00
6. Reassignment Amount:	$1,031,250,799.57

Series 2009-D-I Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	38,727,862.36	20,834,000.00	17,893,862.36
Beginning Adjusted Invested Amount	N/A	20,834,000.00	N/A
Floating Allocation Percentage	N/A	53.7959%	46.2041%
Principal Allocation Percentage	N/A	53.7959%	46.2041%
Collections of Finance Charge Receivables	696,734.50	374,814.56	321,919.94
Collections of Principal Receivables	12,168,933.28	6,546,386.52	5,622,546.76
Defaulted Amount	154,135.69	82,918.67	71,217.02

Ending Invested Amount / Transferor Amount	37,065,379.74	20,834,000.00	16,231,379.74

B. Monthly Period Funding Requirements			Total
LIBOR Determination Date			January 14, 2011
Coupon January 18, 2011 - February 14, 2011			19.0113%
Monthly Interest Due			308,062.52
Outstanding Monthly Interest Due			0.00
Additional Interest Due			0.00
Total Interest Due			308,062.52
Investor Default Amount			82,918.67
Investor Monthly Fees Due			34,723.33
Investor Additional Amounts Due			0.00
Total Due			425,704.52

Investor Finance Charge Collections			374,814.56

C. Certificates - Balances and Distributions			Total
Beginning Certificates Balance			20,834,000.00
Distributions of Interest			308,062.52
Distributions of Principal			0.00
Total Distributions			308,062.52
Ending Certificates Balance			20,834,000.00

D. Information regarding distributions on the Distribution Date in respect of the Series 2009-D-I Certificates per $1,000 certificate principal amount
(1) The total amount of the distribution	$14.79
(2) The amount of the distribution in respect of Monthly Interest	$14.79
(3) The amount of the distribution in respect of Outstanding Monthly Interest	$0.00
(4) The amount of the distribution in respect of Additional Interest	$0.00
(5) The amount of the distribution in respect of principal of the Series 2009-D-I Certificates	$0.00
E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date
(1) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(2) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(3) The amount, if any, by which the outstanding principal balance of the Series 2009-D-I Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00
F. Scheduled Partial Amortization Amounts/ Series 2009-D-I Invested Amount

	Beginning			Reallocated		Ending
	Scheduled Partial		Pro rata share	Principal		Scheduled Partial
	Amortization	Distributions of	of Investor	Collections		Amortization
Series	Amount	Principal	Charge-Offs	Applied	Reimbursements	Amount

2006-2	20,834,000.00	0.00	0.00	0.00	0.00	20,834,000.00

Series 2009-D-I Invested Amount	20,834,000.00	0.00	0.00	0.00	0.00	20,834,000.00
(aggregate of Scheduled Partial Amortization Amounts)

G. Application of Investor Finance Charge Collections.
1. Available Funds	$374,814.56
a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series Shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$82,918.67
d. Monthly Interest	$291,895.89
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00
2. Excess Spread:	$0.00
H. Reallocated Principal Collections.
1. Principal Allocation Percentage:	53.7959%
2. Series 2009-D-I Allocable Principal Collections:	$12,168,933.28
3. Principal Allocation Percentage of Series 2009-D-I Allocable Principal Collections:	$6,546,386.52
4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00
5. Item 3 minus item 4:	$6,546,386.52
6. Shared Principal Collections from other Series allocated to Series 2009-D-I:	$0.00
7. Other amounts treated as Available Principal Collections:	$82,918.67
8. Available Principal Collections (total of items 5., 6. & 7.):	$6,629,305.19
I. Application of Available Principal Collections during Revolving Period.
1. Treated as Shared Principal Collections:	$6,629,305.19

J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.
1. Retained during an Early Amortization Period	$0.00
2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$0.00
3. Treated as Shared Principal Collections:	$0.00
K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-I.
1. Excess Spread:	$0.00
2. Excess Finance Charge Collections:	$50,889.96
3. Applied to fund Required Amount:	$16,166.63
4. Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to unpaid Monthly Servicing Fee:	$34,723.33
6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00
7. Applied to fund Series 2009-D-II Shortfall	$0.00
8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00
L. Amounts and Applications Relating to the Referenced Series

		Referenced	Allocable	Applied to fund	Reimbursements of
	Referenced	Series	portion of	Scheduled	reductions of
	Series	Shortfall	Reallocated	Partial	Scheduled Partial
	Adjusted	Coverage	Principal	Amortization	Amortization
Series	Shortfall	Amount	Collections	Amount	Amount

2006-2	0.00	0.00	0.00	0.00	0.00

Aggregate for all Referenced Series	0.00	0.00	0.00	0.00	0.00

M. Application of Funds from Series 2009-D-II:
1. Applied under Section 4.05
a. Shortfalls in Monthly Servicing Fee	$0.00
b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00
c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00
2. Applied under Section 4.07
a. Shortfalls in Investor Charge-Offs treated as Available Principal Collections	$0.00
b. Shortfalls in unpaid Monthly Servicing Fee	$0.00
c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

Series 2009-D-II Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,866,869,225.33	1,004,299,000.00	862,570,225.33
Beginning Adjusted Invested Amount	N/A	1,004,299,000.00	N/A
Floating Allocation Percentage	N/A	53.7959%	46.2041%
Principal Allocation Percentage	N/A	53.7959%	46.2041%
Collections of Finance Charge Receivables	33,585,953.90	18,067,864.35	15,518,089.55
Collections of Principal Receivables	586,601,110.16	315,567,314.70	271,033,795.46
Defaulted Amount	7,430,081.39	3,997,078.75	3,433,002.64

Ending Invested Amount / Transferor Amount	1,786,729,567.34	1,004,299,000.00	782,430,567.34

B. Monthly Period Funding Requirements	Total
LIBOR Determination Date	January 14, 2011
Coupon January 18, 2011 - February 14, 2011	20.2613%
Monthly Interest Due	15,826,496.87
Outstanding Monthly Interest Due	0.00
Additional Interest Due	0.00
Total Interest Due	15,826,496.87
Investor Default Amount	3,997,078.75
Investor Monthly Fees Due	1,673,831.67
Investor Additional Amounts Due	0.00
Total Due	21,497,407.29

Investor Finance Charge Collections	18,067,864.35

C. Certificates - Balances and Distributions	Total
Beginning Certificates Balance	1,004,299,000.00
Distributions of Interest	15,826,496.87
Distributions of Principal	0.00
Total Distributions	15,826,496.87
Ending Certificates Balance	1,004,299,000.00

D. Information regarding distributions on the Distribution Date in respect of the Series 2009-D-II Certificates per $1,000 certificate principal amount
(1)The total amount of the distribution	$15.76
(2)The amount of the distribution in respect of Monthly Interest	$15.76
(3)The amount of the distribution in respect of Outstanding Monthly Interest	$0.00
(4)The amount of the distribution in respect of Additional Interest	$0.00
(5)The amount of the distribution in respect of principal of the Series 2009-D-II Certificates	$0.00
E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date
(1)The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(2)The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(3)The amount, if any, by which the outstanding principal balance of the Series 2009-D-II Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00

F. Scheduled Partial Amortization Amounts/ Series 2009-D-II Invested Amount

	Beginning			Reallocated		Ending
	Scheduled Partial		Pro rata share	Principal		Scheduled Partial
	Amortization	Distributions of	of Investor	Collections		Amortization
Series	Amount	Principal	Charge-Offs	Applied	Reimbursements	Amount

2004-2	17,500,000.00	0.00	0.00	0.00	0.00	17,500,000.00
2005-2	26,250,000.00	0.00	0.00	0.00	0.00	26,250,000.00
2005-4	21,875,000.00	0.00	0.00	0.00	0.00	21,875,000.00
2005-7	30,625,000.00	0.00	0.00	0.00	0.00	30,625,000.00
2006-1	43,750,000.00	0.00	0.00	0.00	0.00	43,750,000.00
2006-3	26,250,000.00	0.00	0.00	0.00	0.00	26,250,000.00
2006-B	30,625,000.00	0.00	0.00	0.00	0.00	30,625,000.00
2007-1	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-2	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-5	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-7	60,000,000.00	0.00	0.00	0.00	0.00	60,000,000.00
2007-8	80,000,000.00	0.00	0.00	0.00	0.00	80,000,000.00
2008-1	191,667,000.00	0.00	0.00	0.00	0.00	191,667,000.00
2008-2	90,908,000.00	0.00	0.00	0.00	0.00	90,908,000.00
2008-4	40,529,000.00	0.00	0.00	0.00	0.00	40,529,000.00
2008-5	60,606,000.00	0.00	0.00	0.00	0.00	60,606,000.00
2008-6	102,273,000.00	0.00	0.00	0.00	0.00	102,273,000.00
2008-7	39,772,000.00	0.00	0.00	0.00	0.00	39,772,000.00
2008-9	41,667,000.00	0.00	0.00	0.00	0.00	41,667,000.00

Series 2009-D-II Invested Amount	1,004,299,000.00	0.00	0.00	0.00	0.00	1,004,299,000.00
(aggregate of Scheduled Partial Amortization Amounts)

G. Application of Investor Finance Charge Collections.
1. Available Funds	$18,067,864.35
a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series Shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$3,997,078.75
d. Monthly Interest	$14,070,785.60
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00
2. Excess Spread:	$0.00

H. Reallocated Principal Collections.
1. Principal Allocation Percentage:	53.7959%
2. Series 2009-D-II Allocable Principal Collections:	$586,601,110.16
3. Principal Allocation Percentage of Series 2009-D-II Allocable Principal Collections:	$315,567,314.70
4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00
5. Item 3 minus item 4:	$315,567,314.70
6. Shared Principal Collections from other Series allocated to Series 2009-D-II:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,997,078.75
8. Available Principal Collections (total of items 5., 6. & 7.):	$319,564,393.45
I. Application of Available Principal Collections during Revolving Period.
1. Treated as Shared Principal Collections:	$319,564,393.45
J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.
1. Retained during an Early Amortization Period	$0.00
2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$0.00
3. Treated as Shared Principal Collections:	$0.00

K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-II.
1. Excess Spread:	$0.00
2. Excess Finance Charge Collections:	$3,429,542.94
3. Applied to fund Required Amount:	$1,755,711.27
4. Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to unpaid Monthly Servicing Fee:	$1,673,831.67
6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00
7. Applied to fund Series 2009-D-I Shortfall	$0.00
8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00

L. Amounts and Applications Relating to the Referenced Series

		Referenced	Allocable	Applied to fund	Reimbursements of
	Referenced	Series	portion of	Scheduled	reductions of
	Series	Shortfall	Reallocated	Partial	Scheduled Partial
	Adjusted	Coverage	Principal	Amortization	Amortization
Series	Shortfall	Amount	Collections	Amount	Amount

2004-2	0.00	0.00	0.00	0.00	0.00
2005-2	0.00	0.00	0.00	0.00	0.00
2005-4	0.00	0.00	0.00	0.00	0.00
2005-7	0.00	0.00	0.00	0.00	0.00
2006-1	0.00	0.00	0.00	0.00	0.00
2006-3	0.00	0.00	0.00	0.00	0.00
2006-B	0.00	0.00	0.00	0.00	0.00
2007-1	0.00	0.00	0.00	0.00	0.00
2007-2	0.00	0.00	0.00	0.00	0.00
2007-5	0.00	0.00	0.00	0.00	0.00
2007-7	0.00	0.00	0.00	0.00	0.00
2007-8	0.00	0.00	0.00	0.00	0.00
2008-1	0.00	0.00	0.00	0.00	0.00
2008-2	0.00	0.00	0.00	0.00	0.00
2008-4	0.00	0.00	0.00	0.00	0.00
2008-5	0.00	0.00	0.00	0.00	0.00
2008-6	0.00	0.00	0.00	0.00	0.00
2008-7	0.00	0.00	0.00	0.00	0.00
2008-9	0.00	0.00	0.00	0.00	0.00

Aggregate for all Referenced Series
	0.00	0.00	0.00	0.00	0.00

M. Application of Funds from Series 2009-D-I:
1. Applied under Section 4.05
a. Shortfalls in Monthly Servicing Fee	$0.00
b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00
c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00
2. Applied under Section 4.07
a. Shortfalls in Investor Charge-Offs treated as Available Principal Collections	$0.00
b. Shortfalls in unpaid Monthly Servicing Fee	$0.00
c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00